Finance Receivables - Summary of Disclosure Of Financial Receivables Of Geographical Areas (Detail)	Mar. 31, 2025	Mar. 31, 2024
Asia [Member]
Statements [Line Items]
Finance receivables, percentage	53.90%	57.10%
North America [Member]
Statements [Line Items]
Finance receivables, percentage	15.00%	14.50%
Europe [Member]
Statements [Line Items]
Finance receivables, percentage	11.70%	11.30%
Japan [Member]
Statements [Line Items]
Finance receivables, percentage	8.90%	6.20%
Other Regions [Member]
Statements [Line Items]
Finance receivables, percentage	10.50%	10.90%